Consolidated Statements of Operations and Comprehensive Loss - Schedule of Weighted Average (Details)	12 Months Ended
	Dec. 31, 2024 € / shares $ / shares shares	Dec. 31, 2023 € / shares $ / shares shares	Dec. 31, 2022 € / shares $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	2,332,500	1,735,750	1,966,666
January 12 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			1,516,666
Fair value per share option | (per share)			€ 3.22			$ 3.66
FX rate as of grant date			€ 0.8795
Share price at grant date/ Exercise price			€ 4.13
Expected volatility			1.35%
Expected life (midpoint based)			5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.57%
January 12 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			45,000
Fair value per share option | (per share)			€ 3.24			3.68
FX rate as of grant date			€ 0.8795
Share price at grant date/ Exercise price			€ 4.13
Expected volatility			1.35%
Expected life (midpoint based)			5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.59%
Repricing, April 13 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares
FX rate as of grant date			€ 0.9237
Share price at grant date/ Exercise price			€ 1.86
Expected volatility			1.35%
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.60%
Repricing, April 13 [Member] | Bottom of range [Member]
Schedule of Weighted Average [Line Items]
Fair value per share option | (per share)			€ 1.11			1.2
Expected life (midpoint based)			1 year 9 months 29 days
Repricing, April 13 [Member] | Top of range [Member]
Schedule of Weighted Average [Line Items]
Fair value per share option | (per share)			€ 1.5			1.63
Expected life (midpoint based)			4 years 11 months 8 days
November 21 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares			405,000
Fair value per share option | (per share)			€ 1.99			$ 2.04
FX rate as of grant date			€ 0.976
Share price at grant date/ Exercise price			€ 2.44
Expected volatility			1.35%
Expected life (midpoint based)			4 years
Risk-free rate (interpolated, U.S. sovereign strips curve)			4.15%
January 24 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		1,454,250
Fair value per share option | (per share)		€ 1.9			$ 2.11
FX rate as of grant date		€ 0.9008
Share price at grant date/ Exercise price		€ 2.37
Expected volatility		1.35%
Expected life (midpoint based)		5 years 3 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)		3.571%
January 24 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		52,500
Fair value per share option | (per share)		€ 1.92			2.13
FX rate as of grant date		€ 0.9008
Share price at grant date/ Exercise price		€ 2.37
Expected volatility		1.35%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		3.565%
May 31 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		60,500
Fair value per share option | (per share)		€ 3.38			3.61
FX rate as of grant date		€ 0.9361
Share price at grant date/ Exercise price		€ 4.19
Expected volatility		1.35%
Expected life (midpoint based)		4 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		3.82%
July 7 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		57,000
Fair value per share option | (per share)		€ 3.3			3.59
FX rate as of grant date		€ 0.9184
Share price at grant date/ Exercise price		€ 3.89
Expected volatility		1.46%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.32%
July 7 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		100,000
Fair value per share option | (per share)		€ 3.34			3.64
FX rate as of grant date		€ 0.9184
Share price at grant date/ Exercise price		€ 3.89
Expected volatility		1.46%
Expected life (midpoint based)		6 years 1 month 6 days
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.286%
July 19 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		4,000
Fair value per share option | (per share)		€ 3.16			3.55
FX rate as of grant date		€ 0.8911
Share price at grant date/ Exercise price		€ 3.99
Expected volatility		1.46%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.32%
September 18 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares		7,500
Fair value per share option | (per share)		€ 2.95			$ 3.15
FX rate as of grant date		€ 0.9378
Share price at grant date/ Exercise price		€ 3.54
Expected volatility		1.46%
Expected life (midpoint based)		5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)		4.32%
January 05 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	2,245,000
Fair value per share option | (per share)	€ 1.51			$ 1.65
FX rate as of grant date	€ 0.916
Share price at grant date/ Exercise price	€ 1.79
Expected volatility	1.47%
January 05 [Member] | Bottom of range [Member]
Schedule of Weighted Average [Line Items]
Expected life (midpoint based)	5 years 3 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.023%
January 05 [Member] | Top of range [Member]
Schedule of Weighted Average [Line Items]
Expected life (midpoint based)	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.025%
February 21 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	30,000
Fair value per share option | (per share)	€ 1.3			1.4
FX rate as of grant date	€ 0.925
Share price at grant date/ Exercise price	€ 1.51
Expected volatility	1.47%
Expected life (midpoint based)	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.308%
October 30 [Member]
Schedule of Weighted Average [Line Items]
Options (in Shares) | shares	57,500
Fair value per share option | (per share)	€ 1.33			$ 1.44
FX rate as of grant date	€ 0.9246
Share price at grant date/ Exercise price	€ 1.57
Expected volatility	1.43%
Expected life (midpoint based)	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	4.155%